Cover	May 05, 2026
Cover [Abstract]
Entity Registrant Name	BARREL ENERGY, INC.
Entity Central Index Key	0001631463
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K originally filed by Barrel Energy Inc. (the "Company") with the Securities and Exchange Commission on May 5, 2026 regarding a change in the Company's independent registered public accounting firm. The original Form 8-K disclosed that the letter required pursuant to Item 304(a)(3) of Regulation S-K from the Company's former independent registered public accounting firm, Fruci & Associates II, PLLC, had not been received as of the filing date. This Amendment No. 1 is being filed solely to include Exhibit 16.1, the letter from Fruci & Associates II, PLLC. Except as described herein, no other changes have been made to the Original Filing.
Entity Emerging Growth Company	false
Document Period End Date	May 05, 2026
Entity File Number	000-56001
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-1963189
Entity Address Address Line 1	3859 S Valley View Blvd
Entity Address Address Line 2	Ste 2 #107
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	595-2247
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false